TAX - Other taxes (Details)	3 Months Ended	9 Months Ended	12 Months Ended	21 Months Ended
	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020
Disclosure of detailed information about taxes other than income tax [line items]
Production tax rate			5.00%
City construction tax rate lower			1.00%
City construction tax rate higher			7.00%
Educational surcharge rate			3.00%
Local educational surcharge rate			2.00%
Oil and gas sale activities [member]
Disclosure of detailed information about taxes other than income tax [line items]
Resource tax rate			6.00%
Maximum [member] | Oil and gas sale activities [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate	16.00%			13.00%
Minimum [member] | Oil and gas sale activities [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate	10.00%	9.00%